Annual Operating Expenses - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Crypto Industry and Digital Payments ETF - Fidelity Crypto Industry and Digital Payments ETF	Oct. 29, 2022
Operating Expenses:
Management fee	0.39%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.39%

[1]	A Based on estimated amounts for the current fiscal year.